UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	March 31, 2011
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		8,860,019

Form 13F Information Table Value Total:		$324,825,474



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





3M Company
COM
88579Y101
3,058,478.50
32,711
32,711
N/A
N/A

N/A
32,711
N/A
Abbott Labs
COM
002824100
1,621,102.50
33,050
33,050
N/A
N/A

N/A
33,050
N/A
Adobe Systems Inc.
COM
00724F101
1,819,290.24
54,864
54,864
N/A
N/A

N/A
54,864
N/A
Alcoa Inc.
COM
013817101
1,863,624.48
105,528
105,528
N/A
N/A

N/A
105,528
N/A
Alexion Pharmaceuticals Inc
COM
015351109
595,040.40
6,030
6,030
N/A
N/A

N/A
6,030
N/A
Allergan Inc.
COM
018490102
1,800,854.14
25,357
25,357
N/A
N/A

N/A
25,357
N/A
Altria Group Inc.
COM
02209S103
4,636,489.63
178,121
178,121
N/A
N/A

N/A
178,121
N/A
American Express Co.
COM
025816109
3,245,134.00
71,795
71,795
N/A
N/A

N/A
71,795
N/A
Amgen Inc.
COM
031162100
2,344,263.55
43,859
43,859
N/A
N/A

N/A
43,859
N/A
Apache Corp.
COM
037411105
3,091,806.72
23,616
23,616
N/A
N/A

N/A
23,616
N/A
Apple Computer Inc.
COM
037833100
8,808,938.76
25,276
25,276
N/A
N/A

N/A
25,276
N/A
AT&T Inc.
COM
00206R102
6,148,936.80
200,880
200,880
N/A
N/A

N/A
200,880
N/A
Automatic Data Processing
COM
053015103
1,958,759.25
38,175
38,175
N/A
N/A

N/A
38,175
N/A
Baker Hughes Inc.
COM
057224107
4,066,039.39
55,373
55,373
N/A
N/A

N/A
55,373
N/A
Bank of America Corp.
COM
060505104
4,350,578.75
326,375
326,375
N/A
N/A

N/A
326,375
N/A
Blackrock Inc
COM
09247X101
4,005,124.25
19,925
19,925
N/A
N/A

N/A
19,925
N/A
Bristol-Myers Squibb
COM
110122108
4,148,532.09
156,963
156,963
N/A
N/A

N/A
156,963
N/A
Brocade Communications
Systems
COM NEW
111621306
817,132.05
132,867
132,867
N/A
N/A

N/A
132,867
N/A
Caterpillar Inc.
COM
149123101
2,717,496.75
24,405
24,405
N/A
N/A

N/A
24,405
N/A
CenturyLink Inc.
COM
156700106
2,269,668.75
54,625
54,625
N/A
N/A

N/A
54,625
N/A
Cerner Corp
COM
156782104
316,920.00
2,850
2,850
N/A
N/A

N/A
2,850
N/A
ChevronTexaco Corp.
COM
166764100
8,571,467.58
79,742
79,742
N/A
N/A

N/A
79,742
N/A
Cisco Systems
COM
17275R102
3,060,897.70
178,478
178,478
N/A
N/A

N/A
178,478
N/A
Citigroup Inc.
COM
172967101
4,283,643.00
969,150
969,150
N/A
N/A

N/A
969,150
N/A
Citrix Systems
COM
177376100
1,844,947.90
25,115
25,115
N/A
N/A

N/A
25,115
N/A
Coca Cola Co.
COM
191216100
5,006,082.74
75,461
75,461
N/A
N/A

N/A
75,461
N/A
Colgate Palmolive Co.
COM
194162103
2,081,265.96
25,771
25,771
N/A
N/A

N/A
25,771
N/A
ConocoPhillips
COM
20825C104
4,487,493.12
56,192
56,192
N/A
N/A

N/A
56,192
N/A
Costamare Inc
SHS
Y1771G102
822,633.95
47,305
47,305
N/A
N/A

N/A
47,305
N/A
D R Horton Inc
COM
23331A109
1,460,875.05
125,397
125,397
N/A
N/A

N/A
125,397
N/A
Deere & Co.
COM
244199105
3,225,371.21
33,289
33,289
N/A
N/A

N/A
33,289
N/A
Dendreon Corp
COM
24823Q107
623,209.50
16,650
16,650
N/A
N/A

N/A
16,650
N/A
Dominion Resources Inc.
COM
25746U109
1,929,386.10
43,163
43,163
N/A
N/A

N/A
43,163
N/A
Du Pont (EI) De Nemours
COM
263534109
4,109,722.11
74,763
74,763
N/A
N/A

N/A
74,763
N/A
Edison International
COM
281020107
1,612,228.58
44,062
44,062
N/A
N/A

N/A
44,062
N/A
EMC Corp.
COM
268648102
2,363,574.40
88,990
88,990
N/A
N/A

N/A
88,990
N/A
Exxon Mobil Corp.
COM
30231G102
9,922,796.98
117,946
117,946
N/A
N/A

N/A
117,946
N/A
Ford Motor Co.
COM PAR $0.01
345370860
3,276,472.50
219,750
219,750
N/A
N/A

N/A
219,750
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
3,663,578.05
65,951
65,951
N/A
N/A

N/A
65,951
N/A
General Dynamics
COM
369550108
1,932,374.40
25,240
25,240
N/A
N/A

N/A
25,240
N/A
General Electric
COM
369604103
7,766,066.75
387,335
387,335
N/A
N/A

N/A
387,335
N/A
General Motors Company
COM
37045V100
1,261,369.50
40,650
40,650
N/A
N/A

N/A
40,650
N/A
Genzyme General
COM
372917104
1,397,428.65
18,351
18,351
N/A
N/A

N/A
18,351
N/A
Gilead Sciences Inc.
COM
375558103
2,108,635.50
49,650
49,650
N/A
N/A

N/A
49,650
N/A
Goldman Sachs Group Inc.
COM
38141G104
2,930,135.00
18,475
18,475
N/A
N/A

N/A
18,475
N/A
Google Inc.
CL A
38259P508
4,840,770.00
8,250
8,250
N/A
N/A

N/A
8,250
N/A
Halliburton Co.
COM
406216101
3,154,074.56
63,284
63,284
N/A
N/A

N/A
63,284
N/A
Heinz (H.J.) Co.
COM
423074103
3,440,345.40
70,470
70,470
N/A
N/A

N/A
70,470
N/A
Hewlett-Packard
COM
428236103
1,805,424.99
44,067
44,067
N/A
N/A

N/A
44,067
N/A
Home Depot
COM
437076102
2,907,987.02
78,467
78,467
N/A
N/A

N/A
78,467
N/A
Honeywell International
COM
438516106
3,748,295.25
62,775
62,775
N/A
N/A

N/A
62,775
N/A
Intel Corp.
COM
458140100
5,168,299.80
256,110
256,110
N/A
N/A

N/A
256,110
N/A
International Business Machines
COM
459200101
8,662,604.54
53,122
53,122
N/A
N/A

N/A
53,122
N/A
J C Penney Co.
COM
708160106
1,837,694.25
51,175
51,175
N/A
N/A

N/A
51,175
N/A
Johnson & Johnson
COM
478160104
6,175,390.50
104,226
104,226
N/A
N/A

N/A
104,226
N/A
JP Morgan Chase & Company
COM
46625H100
7,918,965.80
171,778
171,778
N/A
N/A

N/A
171,778
N/A
Juniper Networks Inc
COM
48203R104
1,449,656.00
34,450
34,450
N/A
N/A

N/A
34,450
N/A
Kellogg Company
COM
487836108
1,598,779.64
29,618
29,618
N/A
N/A

N/A
29,618
N/A
Kohls Corp.
COM
500255104
1,958,502.00
36,925
36,925
N/A
N/A

N/A
36,925
N/A
Lockheed Martin Inc.
COM
539830109
3,179,418.00
39,545
39,545
N/A
N/A

N/A
39,545
N/A
Lowe's Companies
COM
548661107
1,312,910.25
49,675
49,675
N/A
N/A

N/A
49,675
N/A
McDonald's Corp.
COM
580135101
4,766,429.78
62,642
62,642
N/A
N/A

N/A
62,642
N/A
Medco Health Solutions Inc.
COM
58405U102
1,635,660.00
29,125
29,125
N/A
N/A

N/A
29,125
N/A
Medtronic Inc.
COM
585055106
3,430,926.50
87,190
87,190
N/A
N/A

N/A
87,190
N/A
MetLife Inc.
COM
59156R108
4,607,190.00
103,000
103,000
N/A
N/A

N/A
103,000
N/A
Microsoft Corp.
COM
594918104
7,584,576.97
298,723
298,723
N/A
N/A

N/A
298,723
N/A
Morgan Stanley
COM NEW
617446448
2,229,967.68
81,624
81,624
N/A
N/A

N/A
81,624
N/A
Murphy Oil Corp
COM
626717102
1,602,391.50
21,825
21,825
N/A
N/A

N/A
21,825
N/A
NextEra Energy Inc.
COM
65339F101
1,078,974.00
19,575
19,575
N/A
N/A

N/A
19,575
N/A
Nike Inc.
CL B
654106103
1,167,672.50
15,425
15,425
N/A
N/A

N/A
15,425
N/A
Occidental Petroluem Corp.
COM
674599105
1,585,635.75
15,175
15,175
N/A
N/A

N/A
15,175
N/A
Oracle Corp.
COM
68389X105
4,927,916.30
147,410
147,410
N/A
N/A

N/A
147,410
N/A
PepsiCo Inc.
COM
713448108
4,003,725.60
62,160
62,160
N/A
N/A

N/A
62,160
N/A
Pfizer Inc.
COM
717081103
5,289,008.34
260,414
260,414
N/A
N/A

N/A
260,414
N/A
PG&E Corp.
COM
69331C108
1,489,617.06
33,717
33,717
N/A
N/A

N/A
33,717
N/A
Praxair Inc.
COM
74005P104
972,820.00
9,575
9,575
N/A
N/A

N/A
9,575
N/A
Procter & Gamble
COM
742718109
6,417,796.00
104,185
104,185
N/A
N/A

N/A
104,185
N/A
Prudential Financial Inc.
COM
744320102
2,435,242.68
39,546
39,546
N/A
N/A

N/A
39,546
N/A
Public Service Enterprise Group
COM
744573106
972,871.25
30,875
30,875
N/A
N/A

N/A
30,875
N/A
Qualcomm Inc.
COM
747525103
5,847,619.50
106,650
106,650
N/A
N/A

N/A
106,650
N/A
Schlumberger Ltd.
COM
806857108
4,204,440.58
45,083
45,083
N/A
N/A

N/A
45,083
N/A
Schwab (Charles) Corp.
COM
808513105
1,486,573.50
82,450
82,450
N/A
N/A

N/A
82,450
N/A
Southern Co.
COM
842587107
2,037,817.92
53,472
53,472
N/A
N/A

N/A
53,472
N/A
Starbucks Corp.
COM
855244109
1,959,458.50
53,030
53,030
N/A
N/A

N/A
53,030
N/A
State Street Corp.
COM
857477103
1,956,013.50
43,525
43,525
N/A
N/A

N/A
43,525
N/A
Synovus Financial Cp
COM
87161C105
968,580.00
403,575
403,575
N/A
N/A

N/A
403,575
N/A
Target Corp.
COM
87612E106
3,386,777.22
67,722
67,722
N/A
N/A

N/A
67,722
N/A
The Travelers Companies Inc.
COM
89417E109
1,219,340.00
20,500
20,500
N/A
N/A

N/A
20,500
N/A
Time Warner Cable Inc
COM
88732J207
1,729,995.00
24,250
24,250
N/A
N/A

N/A
24,250
N/A
Transocean Inc.
REG SHS
H8817H100
806,782.50
10,350
10,350
N/A
N/A

N/A
10,350
N/A
United Health Group Inc.
COM
91324P102
2,996,760.00
66,300
66,300
N/A
N/A

N/A
66,300
N/A
United Parcel Service Class B
CL B
911312106
4,574,396.00
61,550
61,550
N/A
N/A

N/A
61,550
N/A
United Technologies Corp.
COM
913017109
5,120,817.10
60,494
60,494
N/A
N/A

N/A
60,494
N/A
Unum Group
COM
91529Y106
1,551,217.50
59,094
59,094
N/A
N/A

N/A
59,094
N/A
US Bancorp Inc.
COM NEW
902973304
2,363,106.30
89,410
89,410
N/A
N/A

N/A
89,410
N/A
Valero Energy
COM
91913Y100
1,595,161.26
53,493
53,493
N/A
N/A

N/A
53,493
N/A
Verizon Communications
COM
92343V104
2,288,659.36
59,384
59,384
N/A
N/A

N/A
59,384
N/A
Vertex Pharmaceuticals Inc
COM
92532F100
1,119,548.94
23,358
23,358
N/A
N/A

N/A
23,358
N/A
Viacom Inc. Class B
CL B
92553P201
1,987,939.16
42,733
42,733
N/A
N/A

N/A
42,733
N/A
Walgreen Co.
COM
931422109
3,499,204.50
87,175
87,175
N/A
N/A

N/A
87,175
N/A
Wal-Mart Stores
COM
931142103
3,082,817.40
59,228
59,228
N/A
N/A

N/A
59,228
N/A
Walt Disney Co.
COM DISNEY
254687106
3,886,545.64
90,196
90,196
N/A
N/A

N/A
90,196
N/A
Wells Fargo & Company
COM
949746101
5,066,560.38
159,778
159,778
N/A
N/A

N/A
159,778
N/A
Zimmer Holdings Inc.
COM
98956P102
1,305,934.75
21,575
21,575
N/A
N/A

N/A
21,575
N/A



324,825,474
8,860,019
8,860,019




8,860,019